OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Current Assets

(in thousands of $)	2017	2016
Prepaid expenses	5,137	2,365
Other receivables	2,713	2,457
	7,850	4,822